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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31,2005
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FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ Check if this is an amendment and name has changed, and indicate change.)
D&A Convertible Securities Fund III, L.P.

Filing under(Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

RECEIVED DEC 2 8 2005 185 SECTION

A.BASIC IDENTIFICATION DATA

1.Enter the information requested about the issuer

Name of Issuer(☒ Check if this is an amendment and name has changed, and indicate change.)
D&A Convertible Securities Fund III, L.P

Address of Executive Offices (Number and Street, City,State,Zip Code)	Telephone Number(Including Area Code)
10251 Vista Sorrento Parkway Suite 200 San Diego CA 92121	**619-308-9700**
Address of Principal Business Operations (If different from Executive Offices) (Number and Street,City,State,Zip Code)	Telephone Number(Including Area Code)

Brief Description of Business: **CA LP formed to invest in convertible bonds adn cash, seeking capital appreciation**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **limited liability**
☐ business trust ☐ limited partnership, to be formed

PROCESSED
JAN 0 5 2006
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: MONTH 0 1 YEAR 9 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporate of Organization: (Enter two-letter U.S. Postal Service abbreviation for state: CN for Canada; FN for other foreign jurisdiction) C A

GENERAL INSTRUCTIONS

FEDERAL:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C 77 d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commision (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washigton, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any Copies not manully signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted thi form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a State requires the payment of a f a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. Th appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   i. Each promoter of the issuer, if the issuer has been organized within the past five years;

   ii. Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;

   iii. Each executive officer and director of corporate issuers and of corporate general managing partners of partnership issuers; and

   iv. Each general and managing partner of partnership issuers.

Check Box(es) that apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and /or Managing Partner

Full Name(Last name first, if Individual)

Dunham & Associates Securities, Inc

Business or Residence Address (Number and Street, City,State ,Zip Code)

10251 Vista Sorrento Parkway,Suite 200 San Diego CA 92121

Check Box(es) that apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and /or Managing Partner

Full Name(Last name first, if Individual)

Dunham Jeffrey A

Business or Residence Address (Number and Street, City,State ,Zip Code)

10251 Vista Sorrento Parkway,Suite 200 San Diego CA 92121

Check Box(es) that apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and /or Managing Partner

Full Name(Last name first, if Individual)

Iverson Denise

Business or Residence Address (Number and Street, City,State ,Zip Code)

10251 Vista Sorrento Parkway,Suite 200 San Diego CA 92121

[illegible]

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?................	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?.. $ **$ 250,000.00**

	Yes	No
3. Does the offering permit joint ownership of a single unit?..	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchases in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and /or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) Empire Financial Group, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

2170 West State Road 434, Suite 100,Longwood,FL 32779

Name of Associated Broker or Dealer Empire Financial Group, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [X] All States

[AL] [ ]	[AK] [ ]	[AZ] [ ]	[AR] [ ]	[CA] [ ]	[CO] [ ]	[CT] [ ]	[DE] [ ]	[DC] [ ]	[FL] [ ]	[GA] [ ]	[HI] [ ]	[ID] [ ]
[IL] [ ]	[IN] [ ]	[IA] [ ]	[KS] [ ]	[KY] [ ]	[LA] [ ]	[ME] [ ]	[MD] [ ]	[MA] [ ]	[MI] [ ]	[MN] [ ]	[MS] [ ]	[MO] [ ]
[MT] [ ]	[NE] [ ]	[NV] [ ]	[NH] [ ]	[NJ] [ ]	[NM] [ ]	[NY] [ ]	[NC] [ ]	[ND] [ ]	[OH] [ ]	[OK] [ ]	[OR] [ ]	[PA] [ ]
[RI] [ ]	[SC] [ ]	[SD] [ ]	[TN] [ ]	[TX] [ ]	[UT] [ ]	[VT] [ ]	[VA] [ ]	[WA] [ ]	[WV] [ ]	[WI] [ ]	[WY] [ ]	[PR] [ ]

Full Name (Last name first, if individual) H-Beck, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

11140 Rockville Pike-400, Rockville,MD 20852

Name of Associated Broker or Dealer H. Beck, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [X]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	[FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [X]	[KY] [X]	[LA] [X]	[ME] [X]	[MD] [X]	[MA] [X]	[MI] [X]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [X]	[NE] [X]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND] [X]	[OH] [X]	[OK] [X]	[OR] [X]	[PA] [X]
[RI] [X]	[SC] [X]	[SD] [X]	[TN] [X]	[TX] [X]	[UT] [X]	[VT] [X]	[VA] [X]	[WA] [X]	[WV] [X]	[WI] [X]	[WY] [X]	[PR] [ ]

Full Name (Last name first, if individual) **OMNI Brokerage, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)

10542 S. Jordan Gateway, Suite 330,Salt Lake City,UT 84095

Name of Associated Broker or Dealer **OMNI Brokerage, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [ ]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	[FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [X]	[KY] [X]	[LA] [X]	[ME] [X]	[MD] [X]	[MA] [X]	[MI] [X]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [X]	[NE] [X]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND] [X]	[OH] [X]	[OK] [X]	[OR] [X]	[PA] [X]
[RI] [X]	[SC] [X]	[SD] [X]	[TN] [ ]	[TX] [ ]	[UT] [X]	[VT] [X]	[VA] [X]	[WA] [X]	[WV] [X]	[WI] [X]	[WY] [X]	[PR] [ ]

Full Name (Last name first, if individual) **G.A.Repple & Company**

Business or Residence Address (Number and Street, City, State, Zip Code)

101 Normandy Rd., Suite 101 Casselberry,FL 32707

Name of Associated Broker or Dealer **G.A. Repple & Company**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [X]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	[FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [X]	[KY] [X]	[LA] [X]	[ME] [X]	[MD] [X]	[MA] [X]	[MI] [X]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [X]	[NE] [X]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND] [X]	[OH] [X]	[OK] [X]	[OR] [X]	[PA] [X]
[RI] [X]	[SC] [X]	[SD] [X]	[TN] [X]	[TX] [X]	[UT] [X]	[VT] [X]	[VA] [X]	[WA] [X]	[WV] [X]	[WI] [X]	[WY] [X]	[PR] [ ]

Full Name (Last name first, if individual) **Spelman & Co., Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 North Central Avenue, Suite 2100,Phoenix,AZ 85004

Name of Associated Broker or Dealer **Spelman & Co., Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [X] All States

[AL] [ ]	[AK] [ ]	[AZ] [ ]	[AR] [ ]	[CA] [ ]	[CO] [ ]	[CT] [ ]	[DE] [ ]	[DC] [ ]	[FL] [ ]	[GA] [ ]	[HI] [ ]	[ID] [ ]
[IL] [ ]	[IN] [ ]	[IA] [ ]	[KS] [ ]	[KY] [ ]	[LA] [ ]	[ME] [ ]	[MD] [ ]	[MA] [ ]	[MI] [ ]	[MN] [ ]	[MS] [ ]	[MO] [ ]
[MT] [ ]	[NE] [ ]	[NV] [ ]	[NH] [ ]	[NJ] [ ]	[NM] [ ]	[NY] [ ]	[NC] [ ]	[ND] [ ]	[OH] [ ]	[OK] [ ]	[OR] [ ]	[PA] [ ]
[RI] [ ]	[SC] [ ]	[SD] [ ]	[TN] [ ]	[TX] [ ]	[UT] [ ]	[VT] [ ]	[VA] [ ]	[WA] [ ]	[WV] [ ]	[WI] [ ]	[WY] [ ]	[PR] [ ]

Full Name (Last name first, if individual) **Financial West Group**

Business or Residence Address (Number and Street, City, State, Zip Code)
2663 Townsgate Rd., Westlake Villag,CA 91361

Name of Associated Broker or Dealer **Financial West Group**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [X]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [X]	[KY] [X]	[LA] [X]	[ME] [X]	[MD] [X]	[MA] [X]	[MI] [X]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [X]	[NE] [X]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND] [X]	[OH] [X]	[OK [X]	[OR] [X]	[PA] [X]
[RI] [X]	[SC] [X]	[SD] [X]	[TN] [X]	[TX] [X]	[UT] [X]	[VT] [X]	[VA] [X]	[WA [X]	[WV [X]	[WI] [X]	[WY [X]	[PR] [ ]

Full Name (Last name first, if individual) **First Montauk Securities Corp.**

Business or Residence Address (Number and Street, City, State, Zip Code)
328 Newman Springs Rd., Red Bank,NJ 07701

Name of Associated Broker or Dealer **First Montauk Securities Corp.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [X]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [X]	[KY] [X]	[LA] [X]	[ME] [X]	[MD] [X]	[MA] [X]	[MI] [ ]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [X]	[NE] [X]	[NV] [ ]	[NH] [X]	[NJ] [ ]	[NM] [ ]	[NY] [ ]	[NC] [X]	[ND] [X]	[OH] [X]	[OK [X]	[OR] [X]	[PA] [X]
[RI] [X]	[SC] [X]	[SD] [X]	[TN] [X]	[TX] [X]	[UT] [X]	[VT] [X]	[VA] [X]	[WA [X]	[WV [X]	[WI] [X]	[WY [X]	[PR] [X]

Full Name (Last name first, if individual) **Sigma Financial Corporation**

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor,,MI 48103

Name of Associated Broker or Dealer **Sigma Financial Corporation**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [X] All States

[AL] [ ]	[AK] [ ]	[AZ] [ ]	[AR] [ ]	[CA] [ ]	[CO] [ ]	[CT] [ ]	[DE] [ ]	[DC] [ ]	FL] [ ]	[GA] [ ]	[HI] [ ]	[ID] [ ]
[IL] [ ]	[IN] [ ]	[IA] [ ]	[KS] [ ]	[KY] [ ]	[LA] [ ]	[ME] [ ]	[MD] [ ]	[MA] [ ]	[MI] [ ]	[MN] [ ]	[MS] [ ]	[MO] [ ]
[MT] [ ]	[NE] [ ]	[NV] [ ]	[NH] [ ]	[NJ] [ ]	[NM] [ ]	[NY] [ ]	[NC] [ ]	[ND] [ ]	[OH] [ ]	[OK [ ]	[OR] [ ]	[PA] [ ]
[RI] [ ]	[SC] [ ]	[SD] [ ]	[TN] [ ]	[TX] [ ]	[UT] [ ]	[VT] [ ]	[VA] [ ]	[WA [ ]	[WV [ ]	[WI] [ ]	[WY [ ]	[PR] [ ]

Full Name (Last name first, if individual) Sentra Securities Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
2800 North Central Avenue, Suite 2100,Phoenix,AZ 85004

Name of Associated Broker or Dealer
Sentra Securities Corporation

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [X] All States

[AL] [ ]	[AK] [ ]	[AZ] [ ]	[AR] [ ]	[CA] [ ]	[CO] [ ]	[CT] [ ]	[DE] [ ]	[DC] [ ]	[FL] [ ]	[GA] [ ]	[HI] [ ]	[ID] [ ]
[IL] [ ]	[IN] [ ]	[IA] [ ]	[KS] [ ]	[KY] [ ]	[LA] [ ]	[ME] [ ]	[MD] [ ]	[MA] [ ]	[MI] [ ]	[MN] [ ]	[MS] [ ]	[MO] [ ]
[MT] [ ]	[NE] [ ]	[NV] [ ]	[NH] [ ]	[NJ] [ ]	[NM] [ ]	[NY] [ ]	[NC] [ ]	[ND] [ ]	[OH] [ ]	[OK] [ ]	[OR] [ ]	[PA] [ ]
[RI] [ ]	[SC] [ ]	[SD] [ ]	[TN] [ ]	[TX] [ ]	[UT] [ ]	[VT] [ ]	[VA] [ ]	[WA] [ ]	[WV] [ ]	[WI] [ ]	[WY] [ ]	[PR] [ ]

Full Name (Last name first, if individual) IMS Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 City West Blvd., Suite 500,Houston,TX 77042

Name of Associated Broker or Dealer
IMS Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [X]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	[FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [X]	[KY] [X]	[LA] [X]	[ME] [ ]	[MD] [X]	[MA] [X]	[MI] [X]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [ ]	[NE] [X]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND] [ ]	[OH] [X]	[OK] [X]	[OR] [X]	[PA] [X]
[RI] [ ]	[SC] [X]	[SD] [X]	[TN] [X]	[TX] [X]	[UT] [X]	[VT] [X]	[VA] [X]	[WA] [X]	[WV] [X]	[WI] [X]	[WY] [ ]	[PR] [ ]

Full Name (Last name first, if individual) Medallion Investment Services, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
811 Governor Richie HGWY, Suite 25,Severna Park,MD 21146

Name of Associated Broker or Dealer
Medallion Investment Services, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL] [X]	[AK] [X]	[AZ] [X]	[AR] [X]	[CA] [X]	[CO] [X]	[CT] [X]	[DE] [X]	[DC] [X]	[FL] [X]	[GA] [X]	[HI] [X]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS] [ ]	[KY] [X]	[LA] [X]	[ME] [X]	[MD] [X]	[MA] [X]	[MI] [X]	[MN] [X]	[MS] [X]	[MO] [X]
[MT] [X]	[NE] [ ]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND] [ ]	[OH] [X]	[OK] [X]	[OR] [X]	[PA] [X]
[RI] [X]	[SC] [X]	[SD] [X]	[TN] [X]	[TX] [X]	[UT] [X]	[VT] [ ]	[VA] [X]	[WA] [X]	[WV] [X]	[WI] [X]	[WY] [ ]	[PR] [ ]

Full Name (Last name first, if individual) Monterey Bay Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

11 Seascape Village, Aptos,,CA 95003

Name of Associated Broker or Dealer Monterey Bay Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States)... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☒	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FL] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual) Mid-Atlantic Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

3008 Anderson Dr., Suite 204 Raleigh,NC 27609

Name of Associated Broker or Dealer Mid-Atlantic Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States)... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☒	[AR] ☐	[CA] ☒	[CO] ☐	[CT] ☒	[DE] ☐	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☐	[ID] ☐
[IL] ☒	[IN] ☒	[IA] ☐	[KS] ☐	[KY] ☒	[LA] ☐	[ME] ☒	[MD] ☒	[MA] ☒	[MI] ☒	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☒	[NH] ☐	[NJ] ☒	[NM] ☐	[NY] ☒	[NC] ☒	[ND] ☐	[OH] ☒	[OK] ☐	[OR] ☐	[PA] ☒
[RI] ☐	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☐	[VT] ☐	[VA] ☒	[WA] ☐	[WV] ☐	[WI] ☒	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual) The Seidler Companies Incorporated

Business or Residence Address (Number and Street, City, State, Zip Code)

515 South Figueroa St., Suite 1100,Los Angeles,CA 90071

Name of Associated Broker or Dealer The Seidler Companies Incorporated

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States)... ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☐	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL] ☒	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☐	[MD] ☒	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ] ☒	[NM] ☒	[NY] ☒	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☒	[SC] ☒	[SD] ☐	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☐

Full Name (Last name first, if individual) Centaurus Financial, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
333 City Blvd West, Suite 2010,Orange,CA 92868

Name of Associated Broker or Dealer
Centaurus Financial, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL]	[X]	[AK]	[X]	[AZ]	[X]	[AR]	[X]	[CA]	[X]	[CO]	[X]	[CT]	[X]	[DE]	[X]	[DC]	[X]	[FL]	[X]	[GA]	[X]	[HI]	[X]	[ID]	[X]
[IL]	[X]	[IN]	[X]	[IA]	[X]	[KS]	[X]	[KY]	[X]	[LA]	[X]	[ME]	[X]	[MD]	[X]	[MA]	[X]	[MI]	[X]	[MN]	[X]	[MS]	[X]	[MO]	[X]
[MT]	[X]	[NE]	[X]	[NV]	[X]	[NH]	[X]	[NJ]	[X]	[NM]	[X]	[NY]	[X]	[NC]	[X]	[ND]	[X]	[OH]	[X]	[OK]	[X]	[OR]	[X]	[PA]	[X]
[RI]	[X]	[SC]	[X]	[SD]	[X]	[TN]	[X]	[TX]	[X]	[UT]	[X]	[VT]	[X]	[VA]	[X]	[WA]	[X]	[WV]	[X]	[WI]	[X]	[WY]	[X]	[PR]	[ ]

Full Name (Last name first, if individual) QA3 Financial Corp.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Valmont Plaza, 4th Fl. Omaha,NE 68154

Name of Associated Broker or Dealer
QA3 Financial Corp.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL]	[X]	[AK]	[X]	[AZ]	[X]	[AR]	[X]	[CA]	[X]	[CO]	[X]	[CT]	[X]	[DE]	[X]	[DC]	[X]	[FL]	[X]	[GA]	[X]	[HI]	[X]	[ID]	[X]
[IL]	[X]	[IN]	[X]	[IA]	[X]	[KS]	[X]	[KY]	[X]	[LA]	[X]	[ME]	[X]	[MD]	[X]	[MA]	[X]	[MI]	[X]	[MN]	[X]	[MS]	[X]	[MO]	[X]
[MT]	[X]	[NE]	[X]	[NV]	[X]	[NH]	[X]	[NJ]	[X]	[NM]	[X]	[NY]	[X]	[NC]	[X]	[ND]	[X]	[OH]	[X]	[OK]	[X]	[OR]	[X]	[PA]	[X]
[RI]	[X]	[SC]	[X]	[SD]	[X]	[TN]	[X]	[TX]	[X]	[UT]	[X]	[VT]	[X]	[VA]	[X]	[WA]	[X]	[WV]	[X]	[WI]	[X]	[WY]	[X]	[PR]	[ ]

Full Name (Last name first, if individual) American Investors Company

Business or Residence Address (Number and Street, City, State, Zip Code)
2682 Bishop Drive, Suite 123,San Ramon.,CA 94583

Name of Associated Broker or Dealer
American Investors Company

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. [ ] All States

[AL]	[X]	[AK]	[ ]	[AZ]	[X]	[AR]	[X]	[CA]	[X]	[CO]	[X]	[CT]	[X]	[DE]	[X]	[DC]	[X]	[FL]	[X]	[GA]	[X]	[HI]	[X]	[ID]	[X]
[IL]	[X]	[IN]	[X]	[IA]	[ ]	[KS]	[X]	[KY]	[X]	[LA]	[ ]	[ME]	[ ]	[MD]	[X]	[MA]	[ ]	[MI]	[X]	[MN]	[X]	[MS]	[X]	[MO]	[X]
[MT]	[X]	[NE]	[ ]	[NV]	[X]	[NH]	[ ]	[NJ]	[X]	[NM]	[X]	[NY]	[X]	[NC]	[X]	[ND]	[ ]	[OH]	[X]	[OK]	[X]	[OR]	[X]	[PA]	[X]
[RI]	[ ]	[SC]	[ ]	[SD]	[X]	[TN]	[X]	[TX]	[X]	[UT]	[X]	[VT]	[ ]	[VA]	[X]	[WA]	[X]	[WV]	[ ]	[WI]	[ ]	[WY]	[ ]	[PR]	[ ]

Full Name (Last name first, if individual) C.J.M. Planning Corp.

Business or Residence Address (Number and Street, City, State, Zip Code)
223 Wanaque Avenue Pompton Lakes,NJ 07442

Name of Associated Broker or Dealer C.J.M. Planning Corp.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☒	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL] ☒	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☒	[MD] ☒	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ] ☒	[NM] ☒	[NY] ☒	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☒	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☐

Full Name (Last name first, if individual) United Planners Financial Services of America

Business or Residence Address (Number and Street, City, State, Zip Code)
7333 E. Doubletree Ranch Road, Suite 120,Scottsdale,AZ 85258

Name of Associated Broker or Dealer United Planners Financial Services of America

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☒	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL] ☒	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☒	[MD] ☒	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ] ☒	[NM] ☒	[NY] ☒	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☒	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☐

Full Name (Last name first, if individual) United Heritage Financial Services, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
707 East United Heritage Court, Meridian,,ID 83642

Name of Associated Broker or Dealer United Heritage Financial Services, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. ☐ All States

[AL] ☐	[AK] ☒	[AZ] ☒	[AR] ☒	[CA] ☒	[CO] ☒	[CT] ☐	[DE] ☐	[DC] ☐	[FL] ☒	[GA] ☐	[HI] ☒	[ID] ☒
[IL] ☒	[IN] ☐	[IA] ☒	[KS] ☒	[KY] ☐	[LA] ☒	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☒	[MN] ☒	[MS] ☐	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☐	[NJ] ☒	[NM] ☒	[NY] ☒	[NC] ☐	[ND] ☒	[OH] ☐	[OK] ☒	[OR] ☒	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☒	[TN] ☐	[TX] ☒	[UT] ☒	[VT] ☐	[VA] ☐	[WA] ☒	[WV] ☐	[WI] ☐	[WY] ☒	[PR] ☐

Full Name (Last name first, if individual) **Walnut Street Securities, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)

13045 Tesson Ferry Road, B1-50,Saint Louis,,MO 63128

Name of Associated Broker or Dealer **Walnut Street Securities, Inc.**

States in Which Person Listed has Solicited or Intends to Solicit Purchasers

(Check "All States or check individual States).. ☒ All States

[AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID] ☐

[IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO] ☐

[MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK ☐ [OR] ☐ [PA] ☐

[RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA ☐ [WV ☐ [WI] ☐ [WY ☐ [PR] ☐

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and Indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate offering price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities(including warrants)	$	$
Partnership Interests	$ $100,000,000.00	$ $50,490,448.48
Other(Specify ______)	$	$
Total	$ $100,000,000.00	$ $50,490,448.48

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	61	$ $50,490,448.48
Non-accredited Investors	0	$ $0.00
Total(for filing under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 Or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve(12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of securities	Dollar Amount Sold
Rule 505		$
Regulation A		$
Regulation 504		$
Total		$

4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$0.00
Printing and Engraving Costs	☒	$1,000.00
Legal Fees	☒	$4,000.00
Accounting Fees	☒	$0.00
Engineering Fees	☒	$0.00
Sales Commissions (specify finders' fees separately)	☒	$1,000,000.00
Other Expenses(Identify)	☒	$0.00
Total	☒	$1,005,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C- Question 4.a. This difference is the "adjusted gross proceeds to the issuer.".. $ $98,995,000.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C- Question 4.b.above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	[X] $ $175,000.00	[X] $ $0.00
Purchase of real estate	[X] $ $0.00	[X] $ $0.00
Purchase,rental or leasing and installation of machinery and equipment	[X] $ 0	[X] $ $0.00
Construction or leasing of plant buildings and facilities	[X] $ $0.00	[X] $ $0.00
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[X] $ $0.00	[X] $ $0.00
Repayment of indebtedness	[X] $ $0.00	[X] $ $0.00
working capital	[X] $ $98,820,000.00	[X] $ $0.00
Other(specify): ____	[X] $ $0.00	[X] $ $0.00
Column Totals	[X] $ $98,995,000.00	[X] $ $0.00
Total Payments Listed(column totals added)	[X] $ 98,995,000.00	

D.FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer(Print or Type)	Signature	Date
D&A Convertible Securities Fund III, L.P		DEC 1 9 2005
Name of Signer(Print or Type)	Title of Signer(Print or Type)	
Denise Iverson	**Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C.1001.

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any disqualification provisions of such rule?.. Yes ☐ No ☒

See Appendix, Column 5, for state response

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D(17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption(ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer(Print or Type)	Signature	Date
D&A Convertible Securities Fund III, L.P	[signature]	DEC 10 2003
Name(Print or Type)	Title(Print or Type)	
Denise Iverson	**Chief Financial Officer**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State		Type of Security and aggregate offering price offered in state	Type of investor and amount purchased in State				Disqualification under State ULOE (if yes, attach explanation of waiver grated)	
State	Yes	No	Partnership Interest $ 100,000,000.00	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA	X			42	8,048,794.09				X
CO									
CT	X			2	$ 403,039.46				X
DE									
DC									
FL	X			2	1,294,050.33				X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2 Intend to sell to non-accredited investors in State		3 Type of Security and aggregate offering price offered in state	4 Type of investor and amount purchased in State				5 Disqualification under State ULOE (if yes, attach explanation of waiver grated)	
State	Yes	No	Partnership Interest $ 100,000,000.00	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT	X			1	$ 80,000.00				X
NE									
NV	X			10	38.531.056.3				X
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA	X			1	$ 30,000.00				X
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Foreign Investments total $